Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2019:12.5%; 2018:12.5%)	$ 47,651	$ 53,374	$ 45,577
Foreign and other income taxed at higher rates	7,943	7,356	7,649
Research & development tax incentives	(1,243)	(893)	(1,243)
Movement in valuation allowance	3,581	(10)	5,667
Effects of change in tax rates	108	359	(147)
Decrease in unrecognized tax benefits	(1,672)	(1,273)	(5,423)
Impact of stock compensation	(5,150)	(7,383)	(8,301)
Other	(3,343)	(397)	(1,821)
Income tax expense allocated to continuing operations	$ 47,875	$ 51,133	$ 41,958